NEW ACCOUNTING PRONOUNCEMENTS (Tables)	9 Months Ended
Sep. 30, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Summary of the impacts of the adoption of the new accounting standards
There was no impact to the Financial Services balance sheet for the new standards and the impact to the statement of cash flows is as follows:

	Statements of Cash Flows
	Financial Activities
	Nine Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$507	$358	$865
Net cash used in investing activities	$318	$(534)	$(216)
Net cash used in financing activities	$(682)	$—	$(682)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	20	20	40
Decrease in cash and cash equivalents and restricted cash	163	(156)	7
Cash and cash equivalents and restricted cash, beginning of year	368	837	1,205
Cash and cash equivalents and restricted cash, end of period	$531	$681	$1,212
The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on the condensed consolidated statement of operations for the three and nine months ended September 30, 2017 is as follows:

	Three Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Revenues
Net Sales	$6,331	$(93)	$—	$6,238
Finance, interest and other income	299	152	—	451
Total Revenues	$6,630	$59	$—	$6,689
Costs and Expenses
Cost of goods sold	5,242	(11)	(2)	5,229
Selling, general and administrative expenses	559	—	(4)	555
Research and development expenses	243	—	—	243
Restructuring expenses	53	—	—	53
Interest expense	259	(1)	—	258
Other, net	174	70	6	250
Total Costs and Expenses	$6,530	$58	$—	$6,588
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	100	1	—	101
Income tax (expense)	(64)	2	—	(62)
Equity in income of unconsolidated subsidiaries and affiliates	21	—	—	21
Net Income (loss)	$57	$3	$—	$60
Net income (loss) attributable to noncontrolling interests	4	—	—	4
Net income/(loss) attributable to controlling interests	$53	$3	$—	$56
Earnings per share attributable to common shareholders
Basic	$0.04	$—	$—	$0.04
Diluted	$0.04	$—	$—	$0.04
Cash dividends declared per common share	$—	$—	$—	$—

	Nine Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Revenues
Net Sales	$18,370	$(317)	$—	$18,053
Finance, interest and other income	889	535	—	1,424
Total Revenues	$19,259	$218	$—	$19,477
Costs and Expenses
Cost of goods sold	15,166	(55)	(7)	15,104
Selling, general and administrative expenses	1,676	—	(11)	1,665
Research and development expenses	662	—	—	662
Restructuring expenses	77	—	—	77
Interest expense	712	(2)	—	710
Other, net	454	288	18	760
Total Costs and Expenses	$18,747	$231	$—	$18,978
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	512	(13)	—	499
Income tax (expense)	(225)	2	—	(223)
Equity in income of unconsolidated subsidiaries and affiliates	66	—	—	66
Net Income (loss)	$353	$(11)	$—	$342
Net income (loss) attributable to noncontrolling interests	12	—	—	12
Net income/(loss) attributable to controlling interests	$341	$(11)	$—	$330
Earnings per share attributable to common shareholders
Basic	$0.25	$(0.01)	$—	$0.24
Diluted	$0.25	$(0.01)	$—	$0.24
Cash dividends declared per common share	$0.118	$—	$—	$0.118
The unaudited impact of adoption of the new Revenue Recognition standard on our condensed consolidated balance sheet at December 31, 2017 is as follows:

	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$5,430	$—	$5,430
Restricted cash	770	—	770
Trade receivables, net	496	—	496
Financing receivables, net	19,842	(47)	19,795
Inventories, net	6,280	172	6,452
Property, plant and equipment, net	7,003	(172)	6,831
Investments in unconsolidated subsidiaries and affiliates	561	—	561
Equipment under operating leases	1,845	—	1,845
Goodwill	2,472	—	2,472
Other intangible assets, net	792	—	792
Deferred tax assets	818	34	852
Derivative assets	77	—	77
Other assets	1,889	36	1,925
Total Assets	$48,275	$23	$48,298
LIABILITIES AND EQUITY
Debt	$25,895	$—	$25,895
Trade payables	6,060	—	6,060
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,300	—	2,300
Derivative liabilities	98	—	98
Other liabilities	9,400	194	9,594
Total Liabilities	$43,850	$191	$44,041
Redeemable noncontrolling interest	25	—	25
Total Equity	$4,400	$(168)	$4,232
Total Liabilities and Equity	$48,275	$23	$48,298
The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2016-18 on our condensed consolidated statement of cash flows for the nine months ended September 30, 2017 is as follows:

	Nine Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2016-18	As Recast
	(in millions)
Operating activities:
Net income	$353	$(11)	$—	$342
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	540	—	—	540
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	430	—	—	430
Loss from disposal of assets	23	(17)	—	6
Loss on repurchase/early redemption of notes	56	—	—	56
Undistributed income of unconsolidated subsidiaries	(22)	—	—	(22)
Other non-cash items	130	(16)	—	114
Changes in operating assets and liabilities:
Provisions	163	(15)	—	148
Deferred income taxes	(80)	(1)	—	(81)
Trade and financing receivables related to sales, net	28	—	—	28
Inventories, net	(1,222)	626	—	(596)
Trade payables	232	—	—	232
Other assets and liabilities	(26)	28	—	2
Net cash provided by operating activities	$605	$594	$—	$1,199
Investing activities:
Additions to retail receivables	(2,857)	—	—	(2,857)
Collections of retail receivables	3,104	—	—	3,104
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	11	—	—	11
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	594	(594)	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(278)	—	—	(278)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,196)	—	—	(1,196)
Other	82	—	(176)	(94)
Net cash used in investing activities	$(540)	$(594)	$(176)	$(1,310)
Financing activities:
Proceeds from long-term debt	11,096	—	—	11,096
Payments of long-term debt	(11,994)	—	—	(11,994)
Net increase in other financial liabilities	(187)	—	—	(187)
Dividends paid	(166)	—	—	(166)
Other	(16)	—	—	(16)
Net cash used in financing activities	$(1,267)	$—	$—	$(1,267)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	285	—	20	305
Decrease in cash and cash equivalents and restricted cash	(917)	—	(156)	(1,073)
Cash and cash equivalents and restricted cash, beginning of year	5,017	—	837	5,854
Cash and cash equivalents and restricted cash, end of period	$4,100	$—	$681	$4,781
The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on our segment reporting for the three and nine months ended September 30, 2017 is as follows:

	Three Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$2,651	$(104)	$2,547
Construction Equipment	642	(24)	618
Commercial Vehicles	2,537	36	2,573
Powertrain	1,075	(1)	1,074
Eliminations and other	(574)	—	(574)
Net sales of Industrial Activities	6,331	(93)	6,238
Financial Services	409	69	478
Eliminations and other	(110)	83	(27)
Total Revenues	$6,630	$59	$6,689

	Nine Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$7,890	$(337)	$7,553
Construction Equipment	1,841	(71)	1,770
Commercial Vehicles	7,203	93	7,296
Powertrain	3,213	(2)	3,211
Eliminations and other	(1,777)	—	(1,777)
Net sales of Industrial Activities	18,370	(317)	18,053
Financial Services	1,205	287	1,492
Eliminations and other	(316)	248	(68)
Total Revenues	$19,259	$218	$19,477

	Three Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$208	$(54)	$4	$158
Construction Equipment	13	(13)	2	2
Commercial Vehicles	59	(16)	1	44
Powertrain	88	—	—	88
Eliminations and other	(17)	—	—	(17)
Operating profit of Industrial Activities	351	(83)	7	275
Financial Services	120	—	—	120
Eliminations and other	(83)	83	—	—
Total Operating profit	$388	$—	$7	$395

	Nine Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$670	$(178)	$12	$504
Construction Equipment	8	(34)	4	(22)
Commercial Vehicles	178	(48)	1	131
Powertrain	260	(1)	—	259
Eliminations and other	(65)	—	—	(65)
Operating profit of Industrial Activities	1,051	(261)	17	807
Financial Services	365	—	—	365
Eliminations and other	(248)	248	—	—
Total Operating profit	$1,168	$(13)	$17	$1,172
The unaudited impact on Industrial Activities of adoption of the new Revenue Recognition standard, the impact of ASU 2017-07 and ASU 2016-18 on our supplemental statements of operations for the three and nine months ended September 30, 2017, our supplemental balance sheet at December 31, 2017, and our supplemental statement of cash flows for the nine months ended September 30, 2017 is as follows:

	Statement of Operations
	Industrial Activities
	Three Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$6,331	$(93)	$6,238
Finance and interest income	28	—	28
Total Revenues	$6,359	$(93)	$6,266
Costs and Expenses
Cost of goods sold	$5,242	$(13)	$5,229
Selling, general and administrative expenses	495	(4)	491
Research and development expenses	243	—	243
Restructuring expenses	53	—	53
Interest expense	173	(1)	172
Interest compensation to Financial Services	84	(84)	—
Other, net	88	8	96
Total Costs and Expenses	$6,378	$(94)	$6,284
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(19)	1	(18)
Income tax (expense) benefit	(24)	2	(22)
Equity in income of unconsolidated subsidiaries and affiliates	14	—	14
Results from intersegment investments	86	—	86
Net income	$57	$3	$60

	Statement of Operations
	Industrial Activities
	Nine Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$18,370	$(317)	$18,053
Finance, interest and other income	93	—	93
Total Revenues	$18,463	$(317)	$18,146
Costs and Expenses
Cost of goods sold	$15,166	$(62)	$15,104
Selling, general and administrative expenses	1,491	(11)	1,480
Research and development expenses	662	—	662
Restructuring expenses	75	—	75
Interest expense	462	(1)	461
Interest compensation to Financial Services	250	(250)	—
Other, net	204	20	224
Total Costs and Expenses	$18,310	$(304)	$18,006
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	153	(13)	140
Income tax (expense) benefit	(106)	2	(104)
Equity in income of unconsolidated subsidiaries and affiliates	46	—	46
Results from intersegment investments	260	—	260
Net income	$353	$(11)	$342

	Balance Sheet
	Industrial Activities
	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$4,901	$—	$4,901
Restricted cash	—	—	—
Trade receivables	490	—	490
Financing receivables	1,718	—	1,718
Inventories, net	6,064	172	6,236
Property, plant and equipment, net	7,001	(172)	6,829
Investments in unconsolidated subsidiaries and affiliates	3,173	—	3,173
Equipment under operating leases	35	—	35
Goodwill	2,316	—	2,316
Other intangible assets, net	779	—	779
Deferred tax assets	835	34	869
Derivative assets	73	—	73
Other assets	1,706	36	1,742
Total Assets	$29,091	$70	$29,161
LIABILITIES AND EQUITY
Debt	$7,396	$47	$7,443
Trade payables	5,936	—	5,936
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,280	—	2,280
Derivative liabilities	88	—	88
Other liabilities	8,869	194	9,063
Total Liabilities	$24,666	$238	$24,904
Equity	4,400	(168)	4,232
Redeemable noncontrolling interest	25	—	25
Total Liabilities and Equity	$29,091	$70	$29,161

	Statements of Cash Flows
	Industrial Activities
	Nine Months Ended September 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$356	$236	$592
Net cash used in investing activities	$(903)	$(236)	$(1,139)
Net cash used in financing activities	$(798)	$—	$(798)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	265	—	265
Decrease in cash and cash equivalents and restricted cash	(1,080)	—	(1,080)
Cash and cash equivalents and restricted cash, beginning of year	4,649	—	4,649
Cash and cash equivalents and restricted cash, end of period	$3,569	$—	$3,569